Equity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Options Outstanding, Ending balance	49,576,000
Options Outstanding, beginning balance	44,920,000
RSUs granted	8,010,000
RSUs forfeited	(2,720,000)
Weighted Average Grant Date Fair Value
Weighted average grant date fair value, RSUs granted | $ / shares	$ 3.84
Weighted average grant date fair value, RSUs forfeited | $ / shares	$ 3.08
Restricted Stock Units [Member]
Options Outstanding, Ending balance	405
Options Outstanding, beginning balance	241
RSUs granted	405,000
RSUs released	(241,000)
Weighted average remaining recognition period in years	3 years 6 months
Weighted Average Grant Date Fair Value
Weighted average grant date fair value, RSUs granted | $ / shares	$ 2.26
Unamortized stock-based compensation expense (as adjusted) | $	$ 847
Weighted average grant date fair value, RSUs released | $ / shares	$ 3.41
Weighted average grant date fair value, Ending Balance | $ / shares	2.26
Weighted average grant date fair value, Beginning Balance | $ / shares	3.41
Weighted average grant date fair value, RSUs forfeited | $ / shares	$ 0.00